Antonio Aliberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5891
aaliberti@nyse.com

RECD S.E.C.
AUG 0 1 2007
1086

PROCESSED
AUG 0 6 2007
THOMSON
FINANCIAL

August 1, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS 1-08382

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AKTIEBOLAGET SVENSK EXPORTKREDIT (SWEDISH EXPORT CREDIT CORPORATION), U.S. $250,000,000 ELEMENTS (SM) Linked to the SPECTRUM Large Cap U.S. Sector Momentum Index developed by BNP Paribas due August 8, 2022, Medium-Term Notes, Series D and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 1, 2007. Tentative listing date – August 2, 2007.

Sincerely

07073871

END